TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 6,763,000	$ 7,103,000
Payroll taxes	398,000	688,000
Employee related social insurance	130,000	344,000
Accruals and other liabilities	7,595,000	8,850,000
Deferred income	141,000	4,445,000
Deferred government grants	69,000	0
Other payables	31,000	0
Government COVID-19 loans (Note 4)	0	2,905,000
Total trade and other payables	$ 15,127,000	$ 24,335,000